Statements of Consolidated Comprehensive Income - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Statements Of Consolidated Comprehensive Income [Abstract]
Net income	$ 163	$ 163	$ 355	$ 359	$ 432	$ 450	$ 432
Other comprehensive income (loss):
Cash flow hedges - derivative value net loss recognized in net income (net of tax expense of $-, $-, $-, $-, $1, $1 and $1)	1	1	1	1	2	2	2
Defined benefit pension plans (net of tax benefit of $-, $-, $-, $-, $4, $33 and $11)			1	1	(8)	(61)	(19)
Total other comprehensive income (loss)	1	1	2	2	(6)	(59)	(17)
Comprehensive income	$ 164	$ 164	$ 357	$ 361	$ 426	$ 391	$ 415